Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000018365
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Institutional Class Shares
Trading Symbol	SEOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Fund Institutional Class Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 6,010,641,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 5,612
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,010,641	82	$5,612

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	12.3%
Repurchase Agreements	39.1%
U.S. Treasury Obligations	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs	4.350%	02/03/25	9.8%
U.S. Treasury Bills - WI Post Auction	1.748%	03/04/25	6.1%
Citigroup Global Markets	4.350%	02/03/25	4.6%
Mizuho Securities	4.350%	02/03/25	4.2%
Natixis S.A.	4.340%	02/03/25	3.2%
U.S. Treasury Bills	4.274%	02/20/25	3.2%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.391%	07/31/25	3.1%
BNP Paribas	4.340%	02/03/25	2.9%
U.S. Treasury Bills	4.273%	02/18/25	2.9%
J.P. Morgan Securities	4.340%	02/03/25	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000162326
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Class CAA Shares
Trading Symbol	GFAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Fund Class CAA Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Class CAA Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 6,010,641,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 5,612
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,010,641	82	$5,612

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	12.3%
Repurchase Agreements	39.1%
U.S. Treasury Obligations	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs	4.350%	02/03/25	9.8%
U.S. Treasury Bills - WI Post Auction	1.748%	03/04/25	6.1%
Citigroup Global Markets	4.350%	02/03/25	4.6%
Mizuho Securities	4.350%	02/03/25	4.2%
Natixis S.A.	4.340%	02/03/25	3.2%
U.S. Treasury Bills	4.274%	02/20/25	3.2%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.391%	07/31/25	3.1%
BNP Paribas	4.340%	02/03/25	2.9%
U.S. Treasury Bills	4.273%	02/18/25	2.9%
J.P. Morgan Securities	4.340%	02/03/25	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000240469
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Sweep Class Shares
Trading Symbol	AABXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Fund Sweep Class Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Sweep Class Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 6,010,641,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 5,612
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,010,641	82	$5,612

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	12.3%
Repurchase Agreements	39.1%
U.S. Treasury Obligations	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs	4.350%	02/03/25	9.8%
U.S. Treasury Bills - WI Post Auction	1.748%	03/04/25	6.1%
Citigroup Global Markets	4.350%	02/03/25	4.6%
Mizuho Securities	4.350%	02/03/25	4.2%
Natixis S.A.	4.340%	02/03/25	3.2%
U.S. Treasury Bills	4.274%	02/20/25	3.2%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.391%	07/31/25	3.1%
BNP Paribas	4.340%	02/03/25	2.9%
U.S. Treasury Bills	4.273%	02/18/25	2.9%
J.P. Morgan Securities	4.340%	02/03/25	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018374
Shareholder Report [Line Items]
Fund Name	Government II Fund
Class Name	Class F Shares
Trading Symbol	TCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government II Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,680,220,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 645
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,680,220	80	$645

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	24.0%
U.S. Treasury Obligations	78.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.264%	03/06/25	5.9%
U.S. Treasury Bills	4.324%	03/18/25	5.8%
U.S. Treasury Bills	4.317%	02/25/25	5.5%
U.S. Treasury Bills	4.270%	02/06/25	5.4%
U.S. Treasury Bills	4.307%	02/11/25	4.7%
U.S. Treasury Bills	4.244%	02/18/25	3.9%
U.S. Treasury Bills	4.240%	05/01/25	3.8%
FHLB	0.000%	03/07/25	3.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.471%	10/31/26	3.0%
FHLB	0.000%	02/14/25	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018368
Shareholder Report [Line Items]
Fund Name	Treasury II Fund
Class Name	Class F Shares
Trading Symbol	SCPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury II Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 936,597,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 250
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$936,597	48	$250

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.269%	02/11/25	13.1%
U.S. Treasury Bills	4.317%	02/25/25	11.2%
U.S. Treasury Bills - WI Post Auction	4.305%	03/04/25	8.5%
U.S. Treasury Bills	4.271%	02/06/25	7.3%
U.S. Treasury Bills	4.319%	03/25/25	4.9%
U.S. Treasury Bills	4.330%	03/18/25	4.5%
U.S. Treasury Bills	4.280%	02/04/25	4.3%
U.S. Treasury Bills	4.271%	03/06/25	4.3%
U.S. Treasury Bills	4.255%	04/10/25	3.8%
U.S. Treasury Bills	4.244%	05/01/25	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000022551
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class F Shares
Trading Symbol	SECPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the period was bolstered by an overweight to corporate bonds, as well as holdings in securitized prime auto loans and credit cards. Allocations to AAA rated collateralized loan obligations (CLOs) also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporates and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime auto ABS had a positive impact.

The Fund employed U.S. Treasury futures during the period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these had a meaningful impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ultra Short Duration Bond Fund, Class F Shares - $12276	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11256	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $11940
Jan/15	$10000	$10000	$10000
Jan/16	$10045	$9984	$10029
Jan/17	$10179	$10129	$10104
Jan/18	$10340	$10347	$10168
Jan/19	$10561	$10580	$10381
Jan/20	$10884	$11600	$10674
Jan/21	$11059	$12148	$10834
Jan/22	$11034	$11787	$10806
Jan/23	$11044	$10802	$10826
Jan/24	$11652	$11028	$11371
Jan/25	$12276	$11256	$11940

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class F Shares	5.36%	2.44%	2.07%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.00%	2.27%	1.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 198,853,000
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 210
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$198,853	541	$210	60%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Commercial Paper	0.3%
Municipal Bonds	1.3%
Repurchase Agreement	2.3%
Mortgage-Backed Securities	15.3%
U.S. Treasury Obligations	16.2%
Corporate Obligations	32.1%
Asset-Backed Securities	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.366%	03/18/25	2.5%
BNP Paribas	4.340%	02/03/25	2.3%
U.S. Treasury Notes	4.250%	05/31/25	2.1%
U.S. Treasury Notes	0.500%	02/28/26	1.9%
U.S. Treasury Bills	0.000%	06/03/25	1.5%
U.S. Treasury Bills	4.264%	05/27/25	1.3%
U.S. Treasury Bills	4.444%	03/25/25	1.0%
U.S. Treasury Notes	1.250%	12/31/26	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
U.S. Treasury Notes	3.750%	08/31/26	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000158211
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class Y Shares
Trading Symbol	SECYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class Y Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the period was bolstered by an overweight to corporate bonds, as well as holdings in securitized prime auto loans and credit cards. Allocations to AAA rated collateralized loan obligations (CLOs) also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporates and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime auto ABS had a positive impact.

The Fund employed U.S. Treasury futures during the period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these had a meaningful impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ultra Short Duration Bond Fund, Class Y Shares - $123672	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $112564	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $119396
Jan/15	$100000	$100000	$100000
Jan/16	$100480	$99840	$100290
Jan/17	$102008	$101291	$101036
Jan/18	$103706	$103467	$101681
Jan/19	$105891	$105796	$103814
Jan/20	$109331	$116000	$106736
Jan/21	$111059	$121476	$108342
Jan/22	$110895	$117871	$108063
Jan/23	$111089	$108017	$108262
Jan/24	$117292	$110284	$113713
Jan/25	$123672	$112564	$119396

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class Y Shares	5.44%	2.50%	2.15%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.00%	2.27%	1.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 198,853,000
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 210
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$198,853	541	$210	60%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Commercial Paper	0.3%
Municipal Bonds	1.3%
Repurchase Agreement	2.3%
Mortgage-Backed Securities	15.3%
U.S. Treasury Obligations	16.2%
Corporate Obligations	32.1%
Asset-Backed Securities	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.366%	03/18/25	2.5%
BNP Paribas	4.340%	02/03/25	2.3%
U.S. Treasury Notes	4.250%	05/31/25	2.1%
U.S. Treasury Notes	0.500%	02/28/26	1.9%
U.S. Treasury Bills	0.000%	06/03/25	1.5%
U.S. Treasury Bills	4.264%	05/27/25	1.3%
U.S. Treasury Bills	4.444%	03/25/25	1.0%
U.S. Treasury Notes	1.250%	12/31/26	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
U.S. Treasury Notes	3.750%	08/31/26	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000022552
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class F Shares
Trading Symbol	TCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Duration Government Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Wellington favored low-coupon Government National Mortgage Association (GNMA) securities and the belly of the coupon stack for Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) issues. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) contributed to Fund performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Short-Duration Government Fund, Class F Shares - $11335	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11256	ICE BofA 1-3 Year U.S. Treasury Index (USD) - $11478
Jan/15	$10000	$10000	$10000
Jan/16	$10022	$9984	$10065
Jan/17	$10076	$10129	$10105
Jan/18	$10089	$10347	$10106
Jan/19	$10238	$10580	$10323
Jan/20	$10600	$11600	$10719
Jan/21	$10919	$12148	$10993
Jan/22	$10718	$11787	$10859
Jan/23	$10425	$10802	$10604
Jan/24	$10819	$11028	$11022
Jan/25	$11335	$11256	$11478

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class F Shares	4.77%	1.35%	1.26%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.13%	1.38%	1.39%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 609,772,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 604
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$609,772	406	$604	99%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.3%
Repurchase Agreements	2.3%
U.S. Treasury Obligations	21.4%
Mortgage-Backed Securities	75.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	7.8%
U.S. Treasury Notes	4.000%	02/15/26	7.4%
U.S. Treasury Notes	2.125%	05/31/26	5.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.9%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.866%	12/25/43	1.4%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.4%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.3%
FNMA	2.500%	01/01/28	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147419
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class Y Shares
Trading Symbol	SDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Duration Government Fund Class Y Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Wellington favored low-coupon Government National Mortgage Association (GNMA) securities and the belly of the coupon stack for Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) issues. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) contributed to Fund performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Short-Duration Government Fund, Class Y Shares - $114891	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $112564	ICE BofA 1-3 Year U.S. Treasury Index (USD) - $114777
Jan/15	$100000	$100000	$100000
Jan/16	$100320	$99840	$100645
Jan/17	$100965	$101291	$101049
Jan/18	$101233	$103467	$101057
Jan/19	$102882	$105796	$103230
Jan/20	$106673	$116000	$107186
Jan/21	$110057	$121476	$109934
Jan/22	$108221	$117871	$108592
Jan/23	$105431	$108017	$106039
Jan/24	$109487	$110284	$110223
Jan/25	$114891	$112564	$114777

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class Y Shares	4.94%	1.50%	1.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.13%	1.38%	1.39%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 609,772,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 604
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$609,772	406	$604	99%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.3%
Repurchase Agreements	2.3%
U.S. Treasury Obligations	21.4%
Mortgage-Backed Securities	75.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	7.8%
U.S. Treasury Notes	4.000%	02/15/26	7.4%
U.S. Treasury Notes	2.125%	05/31/26	5.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.9%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.866%	12/25/43	1.4%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.4%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.3%
FNMA	2.500%	01/01/28	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000022554
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class F Shares
Trading Symbol	SEGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GNMA Fund Class F Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund slightly underperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	GNMA Fund, Class F Shares - $10598	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11256	Bloomberg GNMA Index (TR) (USD) - $10895
Jan/15	$10000	$10000	$10000
Jan/16	$10165	$9984	$10210
Jan/17	$10169	$10129	$10239
Jan/18	$10228	$10347	$10327
Jan/19	$10488	$10580	$10634
Jan/20	$11028	$11600	$11219
Jan/21	$11376	$12148	$11556
Jan/22	$11038	$11787	$11270
Jan/23	$10240	$10802	$10516
Jan/24	$10395	$11028	$10679
Jan/25	$10598	$11256	$10895

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class F Shares	1.96%	-0.79%	0.58%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg GNMA Index (TR) (USD)	2.02%	-0.59%	0.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 15,761,000
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 18
InvestmentCompanyPortfolioTurnover	246.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$15,761	279	$18	246%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	7.0%
Mortgage-Backed Securities	97.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	4.340%	02/01/25	7.0%
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
FNMA or FHLMC	5.500%	02/15/55	4.6%
GNMA	2.500%	08/20/50	4.2%
GNMA	3.500%	07/20/47	4.0%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.4%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147421
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class Y Shares
Trading Symbol	SGMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GNMA Fund Class Y Shares for the 12-month period ending January 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund slightly outperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	GNMA Fund, Class Y Shares - $108348	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $112564	Bloomberg GNMA Index (TR) (USD) - $108949
Jan/15	$100000	$100000	$100000
Jan/16	$101601	$99840	$102101
Jan/17	$101858	$101291	$102389
Jan/18	$102698	$103467	$103270
Jan/19	$105656	$105796	$106342
Jan/20	$111310	$116000	$112194
Jan/21	$115117	$121476	$115560
Jan/22	$111998	$117871	$112700
Jan/23	$104164	$108017	$105157
Jan/24	$106002	$110284	$106792
Jan/25	$108348	$112564	$108949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class Y Shares	2.21%	-0.54%	0.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	2.07%	-0.60%	1.19%
Bloomberg GNMA Index (TR) (USD)	2.02%	-0.59%	0.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 15,761,000
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 18
InvestmentCompanyPortfolioTurnover	246.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$15,761	279	$18	246%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	7.0%
Mortgage-Backed Securities	97.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	4.340%	02/01/25	7.0%
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
FNMA or FHLMC	5.500%	02/15/55	4.6%
GNMA	2.500%	08/20/50	4.2%
GNMA	3.500%	07/20/47	4.0%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.4%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.